Equity method investments (Details) - Summarized Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 140.8		$ 277.9
Total non-current assets	3,030.3		3,002.1
Total assets	3,171.1		3,280.0
Total current liabilities	96.0		249.7
Liabilities, Noncurrent	2,038.3		1,736.2
Total equity	1,036.8	$ 1,291.2	1,294.1	$ 1,533.5	$ 1,492.9
Total liabilities and equity	3,171.1		3,280.0
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	0.8		0.3
Total current assets	152.6		77.1
Total non-current assets	1.8		0.9
Total assets	154.4		78.0
Total current liabilities	140.4		76.5
Liabilities, Noncurrent	0.7		0.0
Total equity	13.3		1.5
Total liabilities and equity	154.4		78.0
Opex
Schedule of Equity Method Investments [Line Items]
Cash	0.2		0.0
Total current assets	220.0		81.3
Total non-current assets	0.0		0.0
Total assets	220.0		81.3
Total current liabilities	207.8		101.1
Liabilities, Noncurrent	21.3		0.0
Total equity	(9.1)		(19.8)
Total liabilities and equity	220.0		81.3
Akal
Schedule of Equity Method Investments [Line Items]
Cash	3.7		0.0
Total current assets	116.5		0.0
Total non-current assets	0.0		0.0
Total assets	116.5		0.0
Total current liabilities	117.6		0.0
Liabilities, Noncurrent	2.3		0.0
Total equity	(3.4)		0.0
Total liabilities and equity	116.5		0.0
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	0.4		0.0
Total current assets	41.1		0.0
Total non-current assets	1.7		0.0
Total assets	42.8		0.0
Total current liabilities	42.8		0.0
Liabilities, Noncurrent	0.0		0.0
Total equity	0.0		0.0
Total liabilities and equity	$ 42.8		$ 0.0